Babson Capital Management LLC
1500 Main Street, P.O. Box 15189, Springfield, Massachusetts  01115-5189
Phone 617-761-3808

March 22, 2013

VIA EDGAR (as Correspondence)
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attn: Mr. Kevin Rupert

RE:
Preliminary Proxy Statement of Babson Capital Corporate Investors and Babson Capital Participation Investors (the “Trusts”), filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, with the U.S. Securities and Exchange Commission (the “Commission”) on February 22, 2013 (File No. 811-02183) (the “Preliminary Proxy Statement”)

Dear Mr. Rupert:

This letter responds to comments of the staff of the Commission (the “Staff”) provided telephonically by you on March 4, 2013 regarding the Preliminary Proxy Statement.  For convenience of reference, your comments have been summarized before each response.  Capitalized terms used herein and not otherwise defined herein are used as defined in the Preliminary Proxy Statement.

1.	Comment:	Please file a letter with “Tandy” representations in connection with the comment process for the above-referenced Preliminary Proxy Statement.

Response:	As requested, in connection with the filing of the above-referenced Preliminary Proxy Statement, we acknowledge the following:

(i)	the comment process with the Commission or its Staff, acting pursuant to delegated authority, does not foreclose the SEC from taking any action with respect to the filing;

(ii)
the comment process with the Commission or its Staff, acting pursuant to delegated authority, does not relieve the Trusts from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

Securities and Exchange Commission
March 22, 2013

(iii)
the Trusts may not assert the comment process with the Commission or its Staff in connection with the preliminary filing as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Trusts note that, as indicated in the Commission’s June 24, 2004 release regarding the public release of comment letters and responses, you are requesting such acknowledgements from all companies whose filings are being reviewed.

2.	Comment:
Please consider emphasizing that, if shareholders approve Proposal 2, the Board of Trustees of each Trust will be able to make changes to each Trust’s investment objective in the future without seeking a shareholder vote.

Response:	We have amended the background section of Proposal 2 (p. 22) to include the following:

“If this proposal is approved, the Boards will have the authority to modify each Trust’s investment objective in the future without shareholder approval.”

We note that this concept is also addressed in the Q&A and in two additional places in Proposal 2.

If you have any questions concerning the foregoing, please call the undersigned at 617-761-3808.

Sincerely,

/s/ Janice M. Bishop

Janice M. Bishop
Babson Capital Management LLC

cc:	Christopher DeFrancis, Babson Capital Management LLC
Gregory Sheehan, Ropes & Gray LLP